Intangible Assets - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 12,325,447	$ 4,652,772
Beginning balance, Accumulated amortization	2,892,967	1,011,420
Additions	5,412	2,675
Business acquisitions (note 3)		7,670,000
Amortization	2,689,819	1,881,547
Ending balance, Cost	12,330,859	12,325,447
Ending balance, Accumulated amortization	5,582,786	2,892,967
Net book value	$ 6,748,073	9,432,480
Weighted average remaining amortization period (years)	2 years 6 months
Covenants not to compete [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 3,137,917	1,127,917
Beginning balance, Accumulated amortization	917,918	323,611
Business acquisitions (note 3)		2,010,000
Amortization	868,572	594,307
Ending balance, Cost	3,137,917	3,137,917
Ending balance, Accumulated amortization	1,786,490	917,918
Net book value	$ 1,351,427	2,219,999
Weighted average remaining amortization period (years)	1 year 6 months
Software Cost [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 244,530	241,855
Beginning balance, Accumulated amortization	151,198	119,225
Additions	5,412	2,675
Amortization	32,648	31,973
Ending balance, Cost	249,942	244,530
Ending balance, Accumulated amortization	183,846	151,198
Net book value	$ 66,096	93,332
Weighted average remaining amortization period (years)	2 years
Trade Names [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 7,823,000	3,283,000
Beginning balance, Accumulated amortization	1,693,185	568,584
Business acquisitions (note 3)		4,540,000
Amortization	1,564,599	1,124,601
Ending balance, Cost	7,823,000	7,823,000
Ending balance, Accumulated amortization	3,257,784	1,693,185
Net book value	$ 4,565,216	6,129,815
Weighted average remaining amortization period (years)	2 years 9 months 18 days
Licensing Agreements [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 1,120,000
Beginning balance, Accumulated amortization	130,666
Business acquisitions (note 3)		1,120,000
Amortization	224,000	130,666
Ending balance, Cost	1,120,000	1,120,000
Ending balance, Accumulated amortization	354,666	130,666
Net book value	$ 765,334	$ 989,334
Weighted average remaining amortization period (years)	3 years 6 months